UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:        August 31

Date of reporting period:        February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

2015 SEMIANNUAL REPORT
February 28, 2015

Money Market
Funds

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) or, for Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	1

Holdings Summaries

Government Obligations Fund

Portfolio Allocation as of February 28, 20151 (% of net assets)
Government Agency Debt	53.1%
Treasury Repurchase Agreements	35.2
Government Agency Repurchase Agreements	13.1
Other Assets and Liabilities, Net2	(1.4)
100.0%

Prime Obligations Fund

Portfolio Allocation as of February 28, 20151 (% of net assets)
Certificates of Deposit	34.5%
Other Notes	14.2
Asset Backed Commercial Paper	12.9
Financial Company Commercial Paper	12.6
Treasury Repurchase Agreements	6.0
Other Repurchase Agreements	5.9
Government Agency Repurchase Agreements	4.1
Other Commercial Paper	3.1
Investment Companies	2.9
Government Agency Debt	2.0
Treasury Debt	1.7
Variable Rate Demand Notes	0.1
100.0%

Tax Free Obligations Fund

Portfolio Allocation as of February 28, 20151,3 (% of net assets)
Municipal Debt	99.8%
Other Assets and Liabilities, Net2	0.2
100.0%

Treasury Obligations Fund

Portfolio Allocation as of February 28, 20151 (% of net assets)
Treasury Repurchase Agreeements	66.9%
Treasury Debt	32.2
Other Assets and Liabilities, Net2	0.9
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of February 28, 20151 (% of net assets)
Treasury Debt	79.8%
Other Assests and Liabilities, Net2	20.2
100.0%
1	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.
2
Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liablities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

3	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

2	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Expense Examples

Expense Example
As a shareholder of one or more of the funds, you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual Expenses
For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period1 (9/01/14 to
	Value (9/01/14)	Value (2/28/15)	2/28/15)

Class A Actual2	$1,000.00	$1,000.03	$0.45
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Class D Actual2	$1,000.00	$1,000.03	$0.45
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Class Y Actual2	$1,000.00	$1,000.03	$0.45
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Class Z Actual2	$1,000.00	$1,000.03	$0.45
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Institutional Investor Class Actual2	$1,000.00	$1,000.03	$0.45
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45
1
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.09%, 0.09%, 0.09%, 0.09%, and 0.09% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2
Based on the actual returns for the six-month period ended February 28, 2015 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	3

Expense Examples

Prime Obligations Fund
	Beginning Account Value (9/01/14)	Ending Account Value (2/28/15)	Expenses Paid During Period1 (9/01/14 to 2/28/15)

Class A Actual2	$1,000.00	$1,000.08	$0.84
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class D Actual2	$1,000.00	$1,000.08	$0.84
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class I Actual2	$1,000.00	$1,000.08	$0.84
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class Y Actual2	$1,000.00	$1,000.08	$0.84
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class Z Actual2	$1,000.00	$1,000.08	$0.84
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Institutional Investor Class Actual2	$1,000.00	$1,000.08	$0.84
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

1
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.17%, 0.17%, 0.17%, 0.17%, 0.17%, and 0.17% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	Based on the actual returns for the six-month period ended February 28, 2015 of 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, and 0.01% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

Tax Free Obligations Fund
	Beginning Account Value (9/01/14)	Ending Account Value (2/28/15)	Expenses Paid During Period3 (9/01/14 to 2/28/15)

Class A Actual4	$1,000.00	$1,000.00	$0.25
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25

Class D Actual4	$1,000.00	$1,000.00	$0.25
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25

Class Y Actual4	$1,000.00	$1,000.00	$0.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25

Class Z Actual4	$1,000.00	$1,000.00	$0.25
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25

Institutional Investor Class Actual4	$1,000.00	$1,000.00	$0.25
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25

3
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.05%, 0.05%, 0.05%, 0.05%, and 0.05% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	Based on the actual returns for the six-month period ended February 28, 2015 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Treasury Obligations Fund
	Beginning Account Value (9/01/14)	Ending Account Value (2/28/15)	Expenses Paid During Period1 (9/01/14 to 2/28/15)

Class A Actual2	$1,000.00	$1,000.00	$0.35
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

Class D Actual2	$1,000.00	$1,000.00	$0.35
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

Class Y Actual2	$1,000.00	$1,000.00	$0.35
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

Class Z Actual2	$1,000.00	$1,000.00	$0.35
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

Institutional Investor Class Actual2	$1,000.00	$1,000.00	$0.35
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

Reserve Class Actual2	$1,000.00	$1,000.00	$0.35
Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

1
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.07%, 0.07%, 0.07%, 0.07%, 0.07%, and 0.07% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	Based on the actual returns for the six-month period ended February 28, 2015 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

U.S. Treasury Money Market Fund
	Beginning Account Value (9/01/14)	Ending Account Value (2/28/15)	Expenses Paid During Period3 (9/01/14 to 2/28/15)

Class A Actual4	$1,000.00	$1,000.00	$0.20
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20

Class D Actual4	$1,000.00	$1,000.00	$0.20
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20

Class Y Actual4	$1,000.00	$1,000.00	$0.20
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20

Class Z Actual4	$1,000.00	$1,000.00	$0.20
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20

Institutional Investor Class Actual4	$1,000.00	$1,000.00	$0.20
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20

3
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.04%, 0.04%, 0.04%, 0.04%, and 0.04% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	Based on the actual returns for the six-month period ended February 28, 2015 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	5

Schedule of Investments	February 28, 2015 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt – 53.1%
Federal Farm Credit Bank
1.670%, 03/24/2015	$500	$500
0.111%, 04/02/2015 Δ	100,000	100,000
0.150%, 04/10/2015	24,000	24,000
0.210%, 04/21/2015	27,320	27,323
0.130%, 05/01/2015	50,000	50,000
0.117%, 06/16/2015 Δ	50,000	49,999
0.194%, 06/22/2015 Δ	76,000	76,015
0.500%, 06/23/2015	48,048	48,105
0.153%, 07/17/2015 Δ	70,000	70,008
0.204%, 07/20/2015 Δ	13,200	13,203
0.550%, 08/17/2015	15,397	15,425
0.122%, 08/24/2015 Δ	50,000	49,998
0.139%, 09/11/2015 Δ	80,000	80,014
0.198%, 09/22/2015 Δ	16,000	16,006
0.146%, 10/05/2015 Δ	75,000	74,995
0.151%, 11/09/2015 Δ	50,000	50,009
0.250%, 12/02/2015	113,900	113,915
0.340%, 12/30/2015	15,000	15,014
0.500%, 01/04/2016	50,000	50,096
0.151%, 01/25/2016 Δ	50,000	50,000
0.186%, 03/01/2016 Δ	27,500	27,508
0.134%, 04/06/2016 Δ	50,000	49,993
0.264%, 04/19/2016 Δ	52,700	52,771
0.142%, 05/13/2016 Δ	240,000	239,993
0.154%, 06/21/2016 Δ	150,000	149,982
0.164%, 07/22/2016 Δ	100,000	100,001
Federal Home Loan Bank
0.140%, 03/02/2015	50,000	50,000
0.105%, 03/04/2015 ¤	234,390	234,388
0.132%, 03/10/2015	150,000	150,000
0.110%, 03/11/2015 ¤	100,000	99,997
0.117%, 03/11/2015 Δ	71,200	71,200
0.160%, 03/12/2015	60,000	60,000
0.119%, 03/20/2015 Δ	50,000	50,000
0.098%, 03/25/2015 ¤	150,000	149,990
0.125%, 04/02/2015	75,000	74,998
0.132%, 04/10/2015 Δ	220,000	219,998
0.125%, 04/14/2015	40,000	39,999
0.150%, 04/14/2015	80,000	79,999
0.101%, 04/17/2015 ¤	126,800	126,783
0.130%, 04/17/2015	65,000	64,999
0.070%, 04/22/2015	50,000	49,999
0.070%, 04/22/2015	40,000	39,999
0.140%, 04/22/2015 ¤	50,000	49,990
0.070%, 04/29/2015	50,000	49,998
0.125%, 05/01/2015	15,475	15,475
0.120%, 05/08/2015	50,000	50,002
0.100%, 05/14/2015	75,000	74,998
0.105%, 05/15/2015 ¤	25,000	24,995
0.110%, 05/20/2015 ¤	50,000	49,988
0.125%, 05/21/2015	35,000	35,000
0.125%, 05/22/2015 ¤	59,900	59,883
0.119%, 05/28/2015 Δ	100,000	100,000
0.120%, 06/01/2015 ¤	18,300	18,294
0.135%, 06/03/2015 ¤	100,000	99,965
0.135%, 06/05/2015 ¤	19,000	18,993
0.145%, 06/10/2015 ¤	50,000	49,980
0.145%, 06/12/2015 ¤	73,250	73,220
0.140%, 07/16/2015	100,000	99,992
0.164%, 07/16/2015 Δ	10,560	10,561
0.200%, 07/17/2015	25,000	25,000
0.139%, 07/21/2015 Δ	75,000	74,996
0.140%, 07/22/2015	75,000	74,997
0.140%, 07/22/2015	100,000	99,992
0.140%, 07/22/2015 ¤	20,000	19,989
0.130%, 07/30/2015	50,000	49,997
0.116%, 08/03/2015 Δ	50,000	49,998
0.130%, 08/18/2015	50,000	49,998
0.133%, 08/18/2015 Δ	150,000	150,000

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.140%, 08/25/2015	$150,000	$149,985
0.200%, 08/28/2015	100,000	100,009
0.130%, 09/08/2015 Δ	50,000	49,996
2.875%, 09/11/2015	1,000	1,014
0.137%, 09/17/2015 Δ	100,000	99,994
0.138%, 09/17/2015 Δ	150,000	149,987
0.170%, 09/25/2015	25,000	24,998
0.200%, 09/25/2015	25,000	24,997
0.134%, 09/28/2015 Δ	100,000	99,994
0.170%, 10/02/2015 «	50,000	49,996
0.250%, 10/02/2015	39,500	39,500
0.250%, 10/02/2015	50,000	50,000
0.160%, 10/09/2015 «	100,000	99,986
0.250%, 10/09/2015	60,740	60,740
0.270%, 10/09/2015	30,000	30,000
0.137%, 10/14/2015 Δ	200,000	199,988
0.230%, 10/15/2015	50,000	49,996
0.270%, 10/20/2015	49,500	49,500
0.131%, 10/21/2015 Δ	50,000	50,000
0.124%, 11/20/2015 Δ	50,000	49,995
0.200%, 12/01/2015	35,000	34,995
0.124%, 12/07/2015 Δ	50,000	49,993
0.310%, 01/06/2016	35,000	35,000
0.330%, 01/08/2016	25,000	25,000
0.320%, 01/13/2016	50,000	49,994
0.350%, 01/15/2016	25,000	25,000
0.149%, 01/20/2016 Δ	100,000	100,000
0.310%, 02/19/2016	75,000	75,000
0.340%, 02/26/2016	50,000	50,000
0.350%, 03/07/2016	35,000	35,000
0.400%, 03/09/2016	35,000	35,000
0.340%, 03/14/2016	50,000	49,988
0.400%, 03/18/2016 «	100,000	100,000
Federal Home Loan Mortgage Corporation
0.100%, 03/17/2015 ¤	34,000	33,998
0.100%, 03/24/2015 ¤	250,000	249,984
0.070%, 03/26/2015 ¤	50,000	49,998
0.070%, 04/07/2015 ¤	150,000	149,990
0.070%, 04/10/2015 ¤	75,000	74,994
0.500%, 04/17/2015	123,197	123,252
0.102%, 05/18/2015 ¤	75,000	74,983
0.130%, 06/01/2015 ¤	26,900	26,891
0.130%, 06/08/2015 ¤	25,000	24,991
0.140%, 06/10/2015 ¤	20,000	19,992
0.145%, 06/15/2015 ¤	50,000	49,979
0.162%, 06/26/2015 Δ	372,800	372,848
0.162%, 07/16/2015 Δ	200,000	200,027
0.163%, 07/17/2015 Δ	20,000	20,003
4.375%, 07/17/2015	54,648	55,525
5.350%, 08/01/2015	1,500	1,532
0.500%, 08/28/2015	56,138	56,222
0.450%, 09/04/2015	28,908	28,948
1.750%, 09/10/2015	36,207	36,510
0.420%, 09/18/2015	25,000	25,036
0.270%, 12/09/2015	50,000	50,000
0.230%, 01/20/2016 ¤	75,000	74,844
0.133%, 02/18/2016 Δ	150,000	149,978
0.152%, 06/15/2016 Δ	75,000	74,985
0.168%, 07/21/2016 Δ	50,000	49,993
Federal National Mortgage Association
0.375%, 03/16/2015	24,625	24,628
0.100%, 04/29/2015 ¤	40,461	40,455
0.100%, 05/13/2015 ¤	50,000	49,990
0.105%, 05/20/2015 ¤	55,000	54,987
0.125%, 06/01/2015 ¤	11,800	11,796
0.138%, 06/10/2015 ¤	15,000	14,994
0.500%, 07/02/2015	25,117	25,148
2.375%, 07/28/2015	437,748	441,754
0.160%, 08/03/2015 ¤	200,000	199,881
0.130%, 08/06/2015 ¤	50,000	49,972
0.165%, 08/17/2015 ¤	50,000	49,962

The accompanying notes are an integral part of the financial statements.

6	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.180%, 09/01/2015 ¤	$50,000	$49,954
0.500%, 09/28/2015	45,000	45,084
0.164%, 10/21/2015 Δ	275,000	275,052
1.625%, 10/26/2015	43,920	44,332
Total Government Agency Debt
(Cost $10,182,660)		10,182,660
Government Agency Repurchase Agreements – 13.1%
BNP Paribas Securities Corp.
0.070%, dated 02/27/2015, matures 03/02/2015, repurchase price $350,002 (collateralized by various government agency obligations: Total market value $357,000)	350,000	350,000
Goldman Sachs & Company
0.050%, dated 02/27/2015, matures 03/02/2015, repurchase price $400,002 (collateralized by various government agency obligations: Total market value $408,000)	400,000	400,000
HSBC Securities (USA) Inc.
0.050%, dated 02/27/2015, matures 03/02/2015, repurchase price $50,000 (collateralized by various government agency obligations: Total market value $51,004)	50,000	50,000
ING Financial Markets LLC
0.070%, dated 02/27/2015, matures 03/02/2015, repurchase price $500,003 (collateralized by various government agency obligations: Total market value $510,002)	500,000	500,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.050%, dated 02/27/2015, matures 03/02/2015, repurchase price $400,002 (collateralized by various government agency obligations: Total market value $408,000)	400,000	400,000
RBC Capital Markets LLC
0.060%, dated 02/27/2015, matures 03/02/2015, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Societe Generale/NY
0.080%, dated 02/27/2015, matures 03/02/2015, repurchase price $700,005 (collateralized by various government agency obligations: Total market value $714,004)	700,000	700,000
Total Government Agency Repurchase Agreements
(Cost $2,500,000)		2,500,000

Government Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
Treasury Repurchase Agreements– 35.2%
Bank of Nova Scotia
0.060%, dated 02/27/2015, matures 03/02/2015, repurchase price $1,000,005 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	$1,000,000	$1,000,000
Credit Agricole Corporate & Investment Bank
0.060%, dated 02/27/2015, matures 03/02/2015, repurchase price $1,457,298 (collateralized by U.S. Treasury obligations: Total market value $1,486,472)	1,457,291	1,457,291
Federal Reserve Bank of New York
0.050%, dated 02/27/2015, matures 03/02/2015, repurchase price $3,850,016 (collateralized by U.S. Treasury obligations: Total market value $3,850,016)	3,850,000	3,850,000
0.060%, dated 02/26/2015, matures 03/05/2015, repurchase price $445,005 (collateralized by U.S. Treasury obligations: Total market value $445,003)	445,000	445,000
Total Treasury Repurchase Agreements
(Cost $6,752,291)		6,752,291
Total Investments ▲ – 101.4%
(Cost $19,434,951)		19,434,951
Other Assets and Liabilities, Net – (1.4)%		(262,456)
Total Net Assets – 100.0%		$19,172,495

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable rate security – The rate shown is the rate in effect as of February 28, 2015.
¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
«	Security purchased on a when-issued basis. On February 28, 2015, the total cost of investments purchased on a when-issued basis was $249,982 or 1.3% of total net assets.
▲
On February 28, 2015, the cost of investments for federal income tax purposes was approximately $19,434,951. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	7

Schedule of Investments	February 28, 2015 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 34.5%
Banco del Estado de Chile/NY
0.200%, 03/05/2015	$50,000	$50,000
0.200%, 03/12/2015	50,000	50,000
0.252%, 05/14/2015 r	16,000	16,000
0.220%, 06/03/2015	70,000	70,000
0.240%, 06/08/2015	25,000	25,000
Bank of Montreal/Chicago
0.230%, 05/13/2015	25,000	25,000
0.230%, 06/15/2015	50,000	50,000
0.270%, 07/07/2015	50,000	50,000
0.250%, 07/22/2015	50,000	50,000
0.313%, 08/14/2015 r	75,000	75,000
Bank of Nova Scotia/Houston
0.240%, 03/03/2015 r	25,000	25,000
0.530%, 03/06/2015 r	25,000	25,001
0.351%, 04/02/2015 r	65,000	65,000
0.280%, 05/19/2015	20,000	20,000
0.352%, 07/13/2015 r	25,000	25,000
0.280%, 07/27/2015	25,000	25,000
0.345%, 07/31/2015 r	55,000	55,000
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.130%, 03/03/2015	100,000	100,000
0.120%, 03/04/2015	100,000	100,000
BNP Paribas/NY
0.115%, 03/03/2015	120,000	120,000
Canadian Imperial Bank of Commerce/NY
0.070%, 03/04/2015	200,000	200,000
0.350%, 10/16/2015 r	53,000	53,000
Commonwealth Bank of Australia/NY
0.251%, 07/07/2015 r	45,000	45,000
Cooperatieve Centrale Raiffeisen-Boere/NY
0.290%, 08/13/2015	25,000	25,000
Credit Agricole CIB/NY
0.130%, 03/03/2015	175,000	175,000
0.120%, 03/06/2015	175,000	175,000
Credit Suisse/NY
0.310%, 04/06/2015	50,000	50,000
0.290%, 05/04/2015	55,000	55,000
0.280%, 06/15/2015	60,000	60,000
0.310%, 06/22/2015	25,000	25,000
0.280%, 06/23/2015	30,000	30,000
DZ Bank/NY
0.180%, 03/02/2015	50,000	50,000
0.190%, 03/13/2015	35,000	35,000
0.250%, 03/23/2015	50,000	50,002
0.240%, 05/07/2015	75,000	75,000
0.280%, 05/22/2015	20,000	20,000
HSBC Bank USA
0.150%, 03/10/2015	100,000	100,000
0.240%, 04/22/2015	25,000	25,000
Mitsubishi UFJ Trust & Banking Corp/NY
0.260%, 04/02/2015	50,000	50,000
0.250%, 04/07/2015	60,000	60,000
0.240%, 04/08/2015	25,000	25,000
0.240%, 05/18/2015	50,000	50,000
0.240%, 05/18/2015	50,000	50,000
National Australia Bank/NY
0.220%, 03/17/2015	50,000	50,000
Nordea Bank Finland Plc/NY
0.220%, 03/24/2015	25,000	25,000
0.210%, 04/20/2015	25,000	25,000
Rabobank Nederland NV/NY
0.293%, 03/17/2015 r	25,000	25,000
0.302%, 04/10/2015 r	75,000	75,000
0.230%, 04/20/2015	50,000	50,000
0.284%, 06/01/2015 r	40,000	40,004
0.250%, 06/04/2015	25,000	25,000
Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.280%, 07/06/2015	$50,000	$50,000
0.280%, 07/07/2015	35,000	35,000
Royal Bank of Canada/NY
0.250%, 03/04/2015 r	50,000	50,001
Skandinaviska Enskilda Banken AB/NY
0.250%, 04/14/2015	25,000	25,000
0.250%, 04/15/2015	25,000	25,000
Sumitomo Mitsui Banking Corp/NY
0.110%, 03/03/2015	50,000	50,000
0.110%, 03/06/2015	110,000	110,000
0.244%, 03/19/2015 r	50,000	50,000
0.240%, 04/16/2015	35,000	35,000
0.250%, 04/20/2015	25,000	25,000
0.240%, 05/15/2015	50,000	50,000
Svenska Handelsbanken/NY
0.180%, 03/05/2015	75,000	75,000
0.210%, 05/05/2015	50,000	50,000
Swedbank/NY
0.090%, 03/06/2015	349,000	349,000
0.220%, 04/02/2015	50,000	50,000
Toronto-Dominion Bank/NY
0.150%, 03/05/2015	40,000	40,000
0.220%, 05/26/2015	25,000	25,000
0.250%, 06/08/2015	50,000	50,000
0.290%, 06/16/2015	25,000	25,000
0.270%, 08/06/2015	50,000	50,000
0.260%, 08/11/2015	50,000	50,000
0.380%, 11/12/2015	35,000	35,000
0.370%, 11/25/2015	35,000	35,000
Wells Fargo Bank
0.230%, 04/08/2015	25,000	25,000
Total Certificates of Deposit (Cost $4,183,008)		4,183,008
Other Notes – 14.2%
ANZ New Zealand Int’l/London
1.850%, 10/15/2015 r ¢	14,525	14,655
Australia & New Zealand Banking Group
1.252%, 03/23/2015 ¢	75,000	75,047
Commonwealth Bank of Australia
1.950%, 03/16/2015	56,513	56,550
3.500%, 03/19/2015 ¢	24,248	24,286
DnB Bank ASA – Georgetown, Cayman
Islands Branch – Time Deposit
0.050%, 03/02/2015	290,621	290,621
General Electric Capital Corp
3.500%, 06/29/2015	11,000	11,116
HSBC Bank Plc
3.500%, 06/28/2015 ¢	13,633	13,775
MassMutual Global Funding II
2.300%, 09/28/2015 ¢	14,740	14,901
MetLife Global Funding I
0.502%, 04/10/2015 r	87,000	87,000
1.700%, 06/29/2015 ¢	6,720	6,750
2.500%, 09/29/2015 ¢	19,975	20,217
MetLife Institutional Fund
1.625%, 04/02/2015 ¢	51,245	51,303
National Australia Bank
3.750%, 03/02/2015 ¢	14,750	14,751
2.000%, 03/09/2015	37,835	37,850
New York Life Global Funding
3.000%, 05/04/2015 ¢	50,520	50,767
0.750%, 07/24/2015 ¢	37,705	37,773
0.253%, 10/29/2015 r ¢	14,200	14,200
Royal Bank of Canada
1.150%, 03/13/2015	21,277	21,283
3.125%, 04/14/2015 ¢	11,300	11,338

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Skandinaviska Enskilda Banken, Cayman Islands Branch – Time Deposit
0.050%, 03/02/2015	$350,000	$350,000
Svenska Handelsbanken AB
0.322%, 08/14/2015 r ¢	65,000	65,000
Svenska Handelsbanken, Cayman Islands Branch – Time Deposit
0.050%, 03/02/2015	250,000	250,000
Toronto-Dominion Bank
0.436%, 05/01/2015	25,000	25,009
Total Capital SA
3.125%, 10/02/2015	39,664	40,288
Toyota Motor Credit Corp
0.875%, 07/17/2015	12,000	12,027
Wells Fargo Bank
0.537%, 07/20/2015 r	21,000	21,022
0.331%, 03/14/2016 r	20,000	20,000
Westpac Banking Corp
3.000%, 08/04/2015	19,000	19,211
1.125%, 09/25/2015	23,000	23,101
0.434%, 10/01/2015 r ¢	35,750	35,750
Total Other Notes (Cost $1,715,591)		1,715,591

Asset Backed Commercial
Paper ¢ – 12.9%
Barton Capital LLC
0.100%, 03/02/2015 8	29,464	29,464
Chariot Funding LLC
0.220%, 04/22/2015 8	25,000	24,992
Fairway Finance Corp
0.080%, 03/02/2015 8	25,133	25,133
0.100%, 03/09/2015 8	56,150	56,149
0.180%, 03/10/2015 8	25,019	25,018
0.230%, 04/16/2015 8	17,000	16,995
0.200%, 06/04/2015 8	22,500	22,488
Gotham Funding Corp
0.060%, 03/02/2015 8	22,901	22,901
0.160%, 03/19/2015 8	90,000	89,993
0.160%, 03/20/2015 8	20,000	19,998
Kells Funding LLC
0.000%, 03/10/2015 8	30,000	29,999
0.262%, 03/26/2015 r	60,000	60,001
0.210%, 04/20/2015 8	100,000	99,971
0.210%, 05/06/2015 8	75,000	74,971
0.250%, 06/11/2015 8	50,000	49,965
0.341%, 10/19/2015 8	35,000	34,923
Liberty Street Funding LLC
0.180%, 03/09/2015 8	75,000	74,997
0.180%, 04/13/2015 8	50,000	49,989
0.182%, 04/15/2015 8	58,700	58,687
0.180%, 04/23/2015 8	30,000	29,992
Manhattan Asset Funding Co
0.190%, 03/20/2015 8	30,000	29,997
0.190%, 03/24/2015 8	80,004	79,994
0.200%, 04/08/2015 8	30,000	29,994
Nieuw Amsterdam Receivables Corp
0.184%, 03/06/2015 8	50,000	49,999
0.150%, 03/13/2015 8	19,209	19,208
0.170%, 05/26/2015 8	25,000	24,990
0.240%, 07/02/2015 8	35,000	34,971
Old Line Funding LLC
0.280%, 06/17/2015 8	45,000	44,962
0.200%, 05/06/2015 8	40,000	39,985
0.230%, 04/21/2015 8	25,000	24,992
0.200%, 04/22/2015 8	35,000	34,990
0.220%, 05/21/2015 8	50,000	49,975
Thunder Bay Funding LLC
0.230%, 05/05/2015 8	50,000	49,979
0.240%, 06/05/2015 8	40,000	39,974
Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.270%, 06/11/2015 8	$50,000	$49,962
0.280%, 07/07/2015 8	50,000	49,950
0.270%, 07/27/2015 8	10,000	9,989
Total Asset Backed Commercial Paper (Cost $1,560,537)		1,560,537
Financial Company Commercial
Paper – 12.6%
ANZ New Zealand Int’l/London
0.220%, 04/01/2015 8	25,000	24,995
ASB Finance LTD London
0.200%, 05/28/2015 ¢ 8	25,000	24,988
Australia & New Zealand Banking Group Limited
0.353%, 08/18/2015 r ¢	49,000	49,000
Bank Nederlandse Gemeenten
0.251%, 04/08/2015 ¢ 8	50,000	49,987
Bank of Nova Scotia
0.285%, 08/10/2015 ¢ 8	50,000	49,936
CDP Financial Inc
0.200%, 03/16/2015 8	25,000	24,998
0.180%, 04/13/2015 ¢ 8	30,000	29,994
0.180%, 04/15/2015 ¢ 8	85,000	84,981
Commonwealth Bank of Australia
0.252%, 03/23/2015 r ¢	15,000	15,000
CPPIB Capital Inc
0.251%, 04/02/2015 ¢ 8	20,000	19,996
0.251%, 04/16/2015 ¢ 8	25,000	24,992
0.251%, 05/04/2015 ¢ 8	30,000	29,987
Credit Suisse/NY
0.160%, 03/31/2015 8	15,000	14,998
JP Morgan Securities LLC
0.300%, 07/27/2015 8	25,000	24,969
0.300%, 07/29/2015 8	35,000	34,956
Macquarie Bank LTD
0.341%, 03/16/2015 r ¢	40,000	40,000
0.240%, 04/13/2015 ¢ 8	30,000	29,991
0.348%, 05/11/2015 r ¢	39,000	39,000
0.371%, 07/06/2015 ¢ 8	35,000	34,954
0.401%, 08/03/2015 ¢ 8	25,000	24,957
0.406%, 08/10/2015 ¢ 8	30,000	29,945
0.411%, 08/20/2015 ¢ 8	20,000	19,961
MetLife Short Term Funding
0.130%, 03/23/2015 ¢ 8	60,000	59,995
0.130%, 03/24/2015 ¢ 8	50,000	49,996
0.120%, 03/31/2015 ¢ 8	46,000	45,995
National Australia Bank LTD
0.265%, 07/07/2015 ¢ 8	25,000	24,976
Nordea Bank AB
0.245%, 06/01/2015 ¢ 8	25,000	24,984
PSP Capital Inc
0.251%, 04/27/2015 ¢ 8	25,000	24,990
0.280%, 09/11/2015 ¢ 8	30,000	29,955
0.270%, 09/17/2015 ¢ 8	30,000	29,955
0.351%, 10/27/2015 ¢ 8	21,400	21,350
0.351%, 11/02/2015 ¢ 8	20,000	19,952
Suncorp Metway LTD
0.341%, 04/16/2015 ¢ 8	40,000	39,983
0.270%, 05/11/2015 ¢ 8	40,000	39,979
0.341%, 05/27/2015 ¢ 8	25,000	24,979
0.361%, 06/11/2015 ¢ 8	25,000	24,975
0.381%, 07/13/2015 ¢ 8	50,000	49,929
0.391%, 08/12/2015 ¢ 8	40,000	39,929
Toyota Credit Canada Inc
0.240%, 05/11/2015 8	35,000	34,983
0.250%, 06/02/2015 8	40,000	39,974
Toyota Credit Puerto Rico
0.070%, 03/02/2015 8	40,000	40,000
0.240%, 05/15/2015 8	50,000	49,975

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2015 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)

DESCRIPTION	PAR/SHARES	VALUE >
Toyota Motor Credit Corp
0.270%, 07/16/2015 ¤	$35,000	$34,964
Westpac Banking Corp
0.280%, 07/07/2015 ■¤	25,000	24,975
0.270%, 07/20/2015 ■¤	25,000	24,974
Total Financial Company Commercial Paper (Cost $1,524,352)		1,524,352
Other Commercial Paper – 3.1%
Chevron
0.100%, 03/03/2015 ¤	50,000	50,000
Colgate-Palmolive Co
0.090%, 03/03/2015 ¤	21,300	21,300
Exxon Mobil
0.080%, 03/06/2015 ¤«	50,000	49,999
0.140%, 04/08/2015 ¤	50,000	49,993
0.150%, 04/14/2015 ¤	50,000	49,991
General Electric Capital Corp
0.060%, 03/03/2015 ¤	50,000	50,000
Novartis Finance Corp
0.100%, 03/17/2015 ■¤	52,000	51,998
0.100%, 03/20/2015 ■¤	55,000	54,997
Total Other Commercial Paper (Cost $378,278)		378,278
Investment Companies Ω – 2.9%
Goldman Sachs Financial Square
Money Market Fund, Institutional Shares, 0.081%	155,972,000	155,972
JPMorgan Prime Money Market Fund, Institutional Shares, 0.068%	200,000,000	200,000
Total Investment Companies (Cost $355,972)		355,972
Government Agency Debt – 2.0%
Federal Home Loan Bank
0.200%, 07/17/2015	$25,000	25,000
0.250%, 10/02/2015	25,000	25,000
0.250%, 10/02/2015	30,000	30,000
0.300%, 01/06/2016	25,000	24,999
0.310%, 01/06/2016	15,000	15,000
0.330%, 01/08/2016	15,000	15,000
0.320%, 01/13/2016	15,000	14,998
0.350%, 01/15/2016	15,000	15,000
0.310%, 02/19/2016	25,000	25,000
0.340%, 02/26/2016	25,000	25,000
Federal Home Loan Mortgage Corporation
0.270%, 12/09/2015	25,000	25,000
Total Government Agency Debt (Cost $239,997)		239,997
Treasury Debt – 1.7%
United States Treasury Notes
0.250%, 09/15/2015	180,000	180,006
2.000%, 01/31/2016	25,000	25,390
Total Treasury Debt (Cost $205,396)		205,396
Variable Rate Demand Notes ∆ – 0.1%
Illinois Development Finance Authority, North Park University, Series 1999 (LOC: JPMorgan Chase Bank)
0.030%, 03/06/2015	2,100	2,100
LowelI lndustrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (AMT) (LOC: JPMorgan Chase Bank)
0.100%, 03/06/2015	2,830	2,830
Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Minnesota State Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.170%, 03/06/2015	$4,655	$4,655
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (AMT) (LOC: JPMorgan Chase Bank)
0.020%, 03/06/2015	5,800	5,800
Total Variable Rate Demand Notes (Cost $15,385)		15,385
Government Agency Repurchase Agreements – 4.1%
Bank of Nova Scotia/NY
0.080%, dated 02/27/2015, matures 03/02/2015, repurchase price $400,003 (collateralized by various government agency obligations: Total market value $408,000)	400,000	400,000
RBC Capital Markets LLC
0.080%, dated 02/27/2015, matures 03/02/2015, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Total Government Agency Repurchase Agreements (Cost $500,000)		500,000
Treasury Repurchase Agreements – 6.0%
Credit Agricole Corporate & Investment Bank
0.060%, dated 02/27/2015, matures 03/02/2015, repurchase price $226,735 (collateralized by U.S. Treasury obligations: Total market value $231,336)	226,734	226,734
Federal Reserve Bank of New York
0.050%, dated 02/27/2015, matures 03/02/2015, repurchase price $500,002 (collateralized by U.S. Treasury obligations: Total market value $500,002)	500,000	500,000
Total Treasury Repurchase Agreements (Cost $726,734)		726,734
Other Repurchase Agreements – 5.9%
BNP Paribas Prime Brokerage Inc.
0.220%, dated 02/27/2015, matures 03/02/2015, repurchase price $135,002 (collateralized by various securities: Total market value $141,750)	135,000	135,000
0.320%, dated 02/27/2015, matures 04/03/2015, repurchase price $75,023 (collateralized by various securities: Total market value $78,750) ¥	75,000	75,000
BNP Paribas Securities
0.220%, dated 02/27/2015, matures 04/03/2015, repurchase price $120,026 (collateralized by various securities: Total market value $126,000) ¥	120,000	120,000
HSBC Securities (USA) Inc.
0.170%, dated 02/27/2015, matures 03/02/2015, repurchase price $110,002 (collateralized by various securities: Total market value $115,504)	110,000	110,000
ING Financial Markets LLC
0.170%, dated 02/27/2015, matures 03/02/2015, repurchase price $120,002 (collateralized by various securities: Total market value $126,001)	120,000	120,000

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Prime Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
JP Morgan Securities LLC
0.300%, dated 02/27/2015, matures 04/03/2015, repurchase price $150,044 (collateralized by various securities: Total market value $157,502) ¥	$150,000	$150,000
Total Other Repurchase Agreements (Cost $710,000)		710,000
Total Investments ▲ – 100.0% (Cost $12,115,250)		12,115,250
Other Assets and Liabilities, Net – 0.0%		(3,495)
Total Net Assets – 100.0%		$12,111,755

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
∆	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2015.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2015, the value of these investments was $3,317,585 or 27.4% of total net assets.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
«	Security purchased on a when-issued basis. On February 28, 2015, the total cost of investments purchased on a when-issued basis was $50,000 or 0.4% of total net assets.
Ω	The rate shown is the annualized seven-day effective yield as of February 28, 2015.
¥	Security considered illiquid. As of February 28, 2015, the value of these investments was $345,000 or 2.8% of total net assets. See note 2 in Notes to Financial Statements.
▲
On February 28, 2015, the cost of investments for federal income tax purposes was approximately $12,115,250. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT – Alternative Minimum Tax. As of February 28, 2015, the total value of securities subject to AMT was $8,630 or 0.1% of total net assets.
LOC –  Letter of Credit
SPA –  Standby Purchase Agreement
Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt – 99.8%
Alabama – 0.8%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011A (LOC: National Australia Bank)
0.020%, 03/06/2015 ∆	$2,100	$2,100
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011B (LOC: Australia – New Zealand Banking Group)
0.020%, 03/06/2015 ∆	3,970	3,970
		6,070
Alaska – 1.4%
Valdez Marine Terminal, Exxon Pipeline Project, Series 1985
0.010%, 03/02/2015 ∆	5,045	5,045
Valdez Marine Terminal, Exxon Pipeline Project, Series 1993A
0.010%, 03/02/2015 ∆	3,845	3,845
Valdez Marine Terminal, Exxon Pipeline Project, Series 1993C
0.010%, 03/02/2015 ∆	1,080	1,080
		9,970
Colorado – 7.8%
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
0.020%, 03/06/2015 ∆	8,829	8,829
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.020%, 03/06/2015 ∆	20,255	20,255
Colorado Springs, Fine Arts Center Project, Series 2006 (LOC: Wells Fargo Bank)
0.010%, 03/06/2015 ∆	1,655	1,655
Colorado General Fund, Series A
3.000%, 06/26/2015	25,000	25,231
		55,970
Connecticut – 1.9%
Connecticut Health & Educational Facilities, Yale University, Series 2001V-1
0.010%, 03/02/2015 ∆	5,000	5,000
Connecticut Health & Educational Facilities, Yale University, Series 1999U2
0.010%, 03/06/2015 ∆	8,970	8,970
		13,970
Delaware – 2.1%
Delaware State, Series 2014 (General Obligation)
5.000%, 03/02/2015	15,000	15,000
District of Columbia – 2.6%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.020%, 03/06/2015 ∆	3,135	3,135
District of Columbia, Series 1998A (LOC: PNC Bank)
0.020%, 03/06/2015 ∆	15,580	15,580
		18,715

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	11

Schedule of Investments	February 28, 2015 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Florida – 7.3%
Halifax Hospital Medical Center, Series 2008 (LOC: JPMorgan Chase Bank)
0.020%, 03/06/2015 r	$28,040	$28,040
Hillsborough Community College Foundation, Series 2006 (LOC: BMO Harris Bank)
0.010%, 03/06/2015 r	11,690	11,690
North Broward Hospital District, Series 2008A(LOC: TD Bank)
0.020%, 03/06/2015 r	1,645	1,645
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.020%, 03/06/2015 r	4,500	4,500
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series 2008A (LOC: Northern Trust Company)
0.010%, 03/02/2015 r	6,335	6,335
		52,210
Illinois – 10.8%
Chicago, Neighborhoods Alive 21, Series 2002B-3 (General Obligation) (LOC: Royal Bank of Canada)
0.020%, 03/02/2015 r	12,200	12,200
Chicago, Neighborhoods Alive 21, Series 2002B-5 (General Obligation) (LOC: Bank of New York Mellon)
0.020%, 03/02/2015 r	11,895	11,895
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.020%, 03/06/2015 r	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.030%, 03/06/2015 r	6,255	6,255
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Northern Trust Company) (LOC: Harris Trust & Savings Bank) (LOC: Bank One)
0.020%, 03/06/2015 r	800	800
Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.020%, 03/06/2015 r	2,800	2,800
Illinois Finance Authority, Chicago Horticultural Society, Series 2008 (LOC: Northern Trust Company)
0.030%, 03/06/2015 r	9,000	9,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: BMO Harris Bank)
0.020%, 03/06/2015 r	1,000	1,000
Illinois Finance Authority, Presbyterian Homes (LOC: Northern Trust Company)
0.030%, 03/06/2015 r	10,000	10,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005
(LOC: Northern Trust Company)
0.030%, 03/06/2015 r	12,100	12,100
Warren County, Monmouth College Project, Series 2002 (LOC: PNC Bank)
0.030%, 03/06/2015 r	7,760	7,760
		77,310

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Indiana – 3.1%
Indiana Bond Bank Revenue, Advance Funding Program, Series 2015A
2.000%, 01/05/2016	$18,475	$18,752
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F(LOC: Bank of New York Mellon)
0.010%, 03/06/2015 r	3,630	3,630
		22,382
Iowa – 0.2%
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003(LOC: Wells Fargo Bank)
0.010%, 03/06/2015 r	1,370	1,370
Kentucky – 1.7%
City of Russell, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank)
0.020%, 03/06/2015 r	6,315	6,315
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.030%, 03/06/2015 r	6,140	6,140
		12,455
Louisiana – 6.4%
Ascension Parish, IMTT-Geismar Project, Series 2007 (INS: FHLB)(LOC: Suntrust Bank)
0.020%, 03/06/2015 r	25,890	25,890
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB) (SPA: Regions Bank)
0.040%, 03/06/2015 r	20,000	20,000
		45,890
Maine – 1.8%
Cumberland County Tax Anticipation Notes, Series 2015 (General Obligation)
1.000%, 11/13/2015	12,500	12,575
Maryland – 4.5%
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A(LOC: Wells Fargo Bank)
0.020%, 03/06/2015 r	5,480	5,480
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A(LOC: TD Bank)
0.020%, 03/06/2015 r	26,450	26,450
		31,930
Michigan – 2.6%
Michigan Higher Educational Facilities Authority, Albion College (LOC: JPMorgan Chase Bank)
0.010%, 03/06/2015 r	9,675	9,675
Michigan State University, Board of Trustees, Series 2015E (Commercial Paper)
0.040%, 03/04/2015	9,160	9,160
		18,835
Minnesota – 6.5%
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001
0.020%, 03/06/2015 r	14,505	14,505

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Minnetonka Housing Revenue, The Cliffsat Ridgedale, Series 1995 (INS: FNMA)
0.020%, 03/06/2015 r	$8,150	$8,150
Ramsey County, Series 2011B (General Obligation)
5.000%, 02/01/2016	1,135	1,185
University of Minnesota (Commercial Paper)
0.060%, 06/04/2015	9,000	9,000
0.060%, 06/04/2015	13,750	13,750
		46,590
Mississippi – 1.0%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007C
0.010%, 03/02/2015 r	1,200	1,200
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007E
0.010%, 03/02/2015 r	3,900	3,900
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010I
0.010%, 03/02/2015 r	1,800	1,800
		6,900
Missouri – 0.1%
Missouri Health & Educational Facilities, Saint Louis University, Series 2008A-2 (LOC: Wells Fargo Bank)
0.010%, 03/02/2015 r	325	325
Missouri State Health & Educational Facilities Authority, Washington University, Series 1996D (SPA: Wells Fargo Bank)
0.010%, 03/02/2015 r	320	320
		645
New York – 3.5%
New York Dormitory Authority, Series 2009G
5.000%, 03/15/2015	1,000	1,002
New York State Energy Research and Development Authority, Orange and Rockland Utilities, Series 1995A (INS: AMBAC) (LOC: Wachovia Bank)
0.040%, 03/06/2015 r	15,700	15,700
New York State Housing Finance Agency, Gotham West Housing, Series 2011A-1 (LOC: Wells Fargo Bank)
0.010%, 03/06/2015 r	8,130	8,130
		24,832
North Carolina – 1.5%
Charlotte Douglas International Airport, Series 2007B (LOC: Bank of America)
0.020%, 03/06/2015 r	1,790	1,790
North Carolina Capital Facilities Finance Agency, Salem Academy and College Project, Series 2005 (LOC: Branch Banking & Trust)
0.020%, 03/06/2015 r	6,210	6,210
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.020%, 03/06/2015 r	2,960	2,960
		10,960
Ohio – 4.2%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.020%, 03/06/2015 r	12,570	12,570

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Cuyahoga County Hospital, Metro Health System, Series 2005 (LOC: PNC Bank)
0.020%, 03/06/2015 r	$12,800	$12,800
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.020%, 03/06/2015 r	2,000	2,000
Lucas County, Series 2014 (General Obligation)
1.000%, 07/14/2015	2,450	2,458
		29,828
Pennsylvania – 1.4%
Butler County, North Allegheny School District, Series 2011B (SPA: PNC Bank)
0.030%, 03/06/2015 r	9,920	9,920
South Carolina – 0.4%
Georgetown County School District, Series 2011B
5.000%, 03/02/2015	2,285	2,285
South Carolina Economic Development Authority, Healthwood Hall Episcopal School, Series 2001 (LOC: Wells Fargo Bank)
0.010%, 03/06/2015 r	700	700
		2,985
Tennessee – 0.2%
Blount County Public Building Authority, Series E-8-A (LOC: Branch Banking & Trust)
0.020%, 03/06/2015 r	1,400	1,400
Texas – 8.3%
City of Grapevine, Series 2015 (General Obligation)
2.000%, 02/15/2016	3,155	3,208
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.030%, 03/06/2015 r	4,300	4,300
Lower Neches Valley Authority, Industrial Development, ExxonMobil Project, Series 2010
0.010%, 03/02/2015 r	3,100	3,100
Lower Neches Valley Authority, Industrial Development, ExxonMobil Project, Series 2011
0.010%, 03/02/2015 r	7,415	7,415
Lower Neches Valley Authority, Industrial Development, ExxonMobil Project, Series 2012
0.010%, 03/02/2015 r	7,850	7,850
State of Texas Tax & Revenue Note, Series 2014
1.500%, 08/31/2015	20,000	20,137
University of Houston (Commercial Paper)
0.050%, 04/06/2015	13,864	13,864
		59,874
Vermont – 1.1%
Vermont State Housing Finance Agency, West Block University of Vermont Apartments, Winooski, Series 2004A (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.040%, 03/06/2015 r	7,735	7,735
Virginia – 4.2%
Fairfax County Economic Development Authority, Smithsonian Institution, Series 2003B (SPA: Northern Trust Company)
0.020%, 03/06/2015 r	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003E
0.010%, 03/06/2015 r	2,000	2,000

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	13

Schedule of Investments	February 28, 2015 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003F
0.010%, 03/06/2015 r	$9,070	$9,070
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008
0.080%, 03/06/2015 r	7,200	7,200
		30,270
Washington – 7.7%
King County, Sewer, Series 2010A (SPA: State Street Bank & Trust)
0.010%, 03/06/2015 r	14,000	14,000
Washington Health Care Facilities Authority, Multicare Health System, Series 2007D (LOC: Barclays Bank)
0.010%, 03/02/2015 r	24,970	24,970
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC Wells Fargo Bank)
0.030%, 03/06/2015 r	10,100	10,100
Washington State Housing Finance Commission, Overlake School Project, Series 2003 (LOC: Wells Fargo Bank)
0.010%, 03/06/2015 r	1,350	1,350
Washington State Housing Finance Commission, Willow Tree Grove Apartments Project, Series 2011
0.020%, 03/06/2015 r	4,900	4,900
		55,320
Wisconsin – 1.9%
Wisconsin State Health & Educational Facilities Authority, Aurora Healthcare, Series 1999C (LOC: JP Morgan Chase Bank)
0.010%, 03/06/2015 r	8,120	8,120
Wisconsin State Health & Educational Facilities Authority, St. Norbert College, Series 2008 (LOC: JPMorgan Chase Bank)
0.030%, 03/06/2015 r	5,355	5,355
		13,475

Tax Free Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
Wyoming – 2.8%
Lincoln County, Pollution Control, PacifiCorp Project, Series 1991 (LOC: Scotia Bank)
0.010%, 03/06/2015 r	$20,015	$20,015
Uinta County Pollution Control, Chevron U.S.A., Series 1993
0.010%, 03/02/2015 r	420	420
		20,435
Total Municipal Debt
(Cost $715,821)		715,821
Total Investments ▲ – 99.8%
(Cost $715,821)		715,821
Other Assets and Liabilities, Net – 0.2%		1,296
Total Net Assets – 100.0%		$717,117

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
r	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2015.
▲
On February 28, 2015, the cost of investments for federal income tax purposes was approximately $715,821. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMBAC – American Municipal Bond Assurance Corporation
FHLB – Federal Home Loan Bank
FNMA – Federal National Mortgage Association
INS – Insured
LOC –Letter of Credit
SPA – Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 32.2%
U.S. Treasury Notes
0.250%, 07/15/2015	$100,000	$100,054
1.750%, 07/31/2015	300,000	302,059
0.250%, 08/15/2015	350,000	350,140
0.375%, 08/31/2015	100,000	100,106
1.250%, 08/31/2015	100,000	100,541
0.250%, 09/15/2015	70,000	70,036
1.250%, 09/30/2015	100,000	100,653
4.500%, 11/15/2015	150,000	154,633
1.375%, 11/30/2015	300,000	302,683
0.375%, 01/31/2016	35,000	35,049
2.000%, 01/31/2016	150,000	152,379
0.089%, 04/30/2016 r	270,000	270,008
0.090%, 07/31/2016 r	220,000	220,002
0.073%, 10/31/2016 r	373,000	372,828
0.104%, 01/31/2017 r	160,000	159,997
Total Treasury Debt
(Cost $2,791,168)		2,791,168

Treasury Repurchase Agreements – 66.9%
Bank of Nova Scotia/NY
0.060%, dated 02/27/2015, matures 03/02/2015, repurchase price $500,003 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
Credit Agricole Corporate & Investment Bank
0.060%, dated 02/27/2015, matures 03/02/2015, repurchase price $565,978 (collateralized by U.S. Treasury obligations: Total market value $577,193)	565,975	565,975
Federal Reserve Bank of New York
0.050%, dated 02/27/2015, matures 03/02/2015, repurchase price $2,850,012 (collateralized by U.S. Treasury obligations: Total market value $2,850,016)	2,850,000	2,850,000
0.060%, dated 02/26/2015, matures 03/05/2015, repurchase price $445,005 (collateralized by U.S. Treasury obligations: Total market value $445,003)	445,000	445,000

Treasury Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
HSBC Securities (USA) Inc.
0.050%, dated 02/27/2015, matures 03/02/2015, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,001)	$50,000	$50,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.050%, dated 02/27/2015, matures 03/02/2015, repurchase price $300,001 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
Societe Generale/NY
0.070%, dated 02/27/2015, matures 03/02/2015, repurchase price $800,005 (collateralized by U.S. Treasury obligations: Total market value $816,000)	800,000	800,000
0.050%, dated 02/24/2015, matures 03/03/2015, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
TD Securities (USA) LLC
0.070%, dated 02/27/2015, matures 03/02/2015, repurchase price $200,001 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Total Treasury Repurchase Agreements
(Cost $5,810,975)		5,810,975
Total Investments ▲– 99.1%
(Cost $8,602,143)		8,602,143
Other Assets and Liabilities, Net – 0.9%		80,691
Total Net Assets – 100.0%		$8,682,834

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
r	Variable rate security – The rate shown is the rate in effect as of February 28, 2015.
▲
On February 28, 2015, the cost of investments for federal income tax purposes was approximately $8,602,143. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	15

Schedule of Investments	February 28, 2015 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 79.8%
U.S. Treasury Bills U
0.008%, 03/05/2015	$55,000	$55,000
0.005%, 03/12/2015	1,173	1,173
0.004%, 03/19/2015	126,366	126,366
0.002%, 03/26/2015	18,826	18,826
0.004%, 04/02/2015	80,000	80,000
U.S. Treasury Notes
0.375%, 03/15/2015	50,000	50,007
2.500%, 03/31/2015	25,000	25,050
0.375%, 04/15/2015	70,594	70,623
0.125%, 04/30/2015	43,688	43,691
2.500%, 04/30/2015	60,573	60,819
0.375%, 06/15/2015	10,200	10,209
1.750%, 07/31/2015	15,177	15,280
0.250%, 08/15/2015	25,885	25,902
4.250%, 08/15/2015	5,092	5,188
0.375%, 08/31/2015	10,461	10,475
1.250%, 09/30/2015	4,564	4,594
0.250%, 10/15/2015	6,256	6,262
1.250%, 10/31/2015	43,097	43,412
4.500%, 11/15/2015	529	545
1.375%, 11/30/2015	4,486	4,526
0.065%, 01/31/2016 r	80,000	79,970
0.089%, 04/30/2016 r	5,000	5,000
0.090%, 07/31/2016 r	5,000	5,000
0.073%, 10/31/2016 r	27,000	26,985
0.104%, 01/31/2017 r	10,000	10,000
Total Treasury Debt
(Cost $784,903)		784,903
Total Investments ▲ – 79.8%
(Cost $784,903)		784,903
Other Assets and Liabilities, Net – 20.2%		199,238
Total Net Assets – 100.0%		$984,141

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
U	Rate shown is effective yield as of February 28, 2015.
r	Variable rate security – The rate shown is the rate in effect as of February 28, 2015.
▲
On February 28, 2015, the cost of investments for federal income tax purposes was approximately $784,903. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

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FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	17

Statements of Assets and Liabilities	February 28, 2015 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments, in securities, at value (note 2)	$10,182,660	$10,178,516	$715,821	$2,791,168	$784,903
Repurchase agreements, at value (note 2)	9,252,291	1,936,734	—	5,810,975	—
Cash	—	—	149	1	1
Receivable for investments sold	—	25,000	—	75,000	195,644
Receivable for interest	3,917	6,334	1,133	6,142	3,594
Receivable for capital shares sold	7	306	—	16	—
Prepaid expenses and other assets	124	122	56	48	48
Total assets	19,438,999	12,147,012	717,159	8,683,350	984,190
LIABILITIES:
Overdrafts	—	21	—	—	—
Dividends payable	86	150	—	—	—
Payable for investments purchased	265,006	32,565	—	13	—
Payable for capital shares redeemed	—	792	—	—	—
Payable to affiliates (note 3)	1,378	1,695	6	499	15
Payable for director’s fees	—	—	1	—	1
Accrued expenses and other liabilities	34	34	35	4	33
Total liabilities	266,504	35,257	42	516	49
Net assets	$19,172,495	$12,111,755	$717,117	$8,682,834	$984,141
COMPOSITION OF NET ASSETS:
Portfolio capital	$19,172,718	$12,111,774	$717,117	$8,682,979	$984,147
Undistributed (distributions in excess of) net investment income	(23)	(9)	—	—	—
Accumulated net realized loss on investments (note 2)	(200)	(10)	—	(145)	(6)
Net assets	$19,172,495	$12,111,755	$717,117	$8,682,834	$984,141
Class A:
Net assets	$251,346	$1,414,362	$57,366	$325,957	$55,775
Shares issued and outstanding
($0.01 par value – 5 billion authorized*)	251,348	1,414,523	57,394	325,963	55,769
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$3,197,168	$994,432	$94,129	$1,418,348	$200,159
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	3,197,172	994,327	94,126	1,418,485	200,141
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$644,519	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	—	644,592	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$6,000,572	$4,007,681	$419,397	$2,519,143	$395,330
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	6,000,644	4,007,674	419,371	2,519,259	395,297
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$8,003,469	$4,759,452	$142,767	$3,582,666	$250,523
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	8,003,394	4,759,552	142,747	3,582,679	250,510
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$1,719,940	$291,309	$3,458	$711,382	$82,354
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	1,719,915	291,126	3,458	711,296	82,344
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$125,338	$—
Shares issued and outstanding
($0.01 par value – 5 billion authorized)	—	—	—	125,388	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$1.00	$—
* 20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Statements of Operations	For the six-month period ended February 28, 2015( unaudited), all dollars are rounded to the thousands (000)

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Interest income	$8,886	$10,428	$193	$2,990	$194
Total investment income	8,886	10,428	193	2,990	194
EXPENSES (note 3):
Investment advisory fees	8,965	5,733	361	4,154	498
Administration fees and expenses	11,954	7,968	505	5,596	677
Transfer agent fees and expenses	65	84	64	74	64
Custodian fees	448	287	18	208	25
Legal fees	14	13	14	13	13
Audit fees	24	24	24	24	24
Registration fees	12	24	20	11	9
Postage and printing fees	169	102	7	76	10
Directors’ fees	63	63	62	63	63
Other expenses	102	105	52	80	62
Distribution and shareholder servicing (12b-1) fees:
Class A	340	1,727	109	436	59
Class D	2,048	663	69	1,045	167
Reserve Class	—	—	—	329	—
Shareholder servicing (non 12b-1) fees:
Class A	340	1,727	109	436	59
Class D	3,412	1,105	115	1,742	279
Class I	—	668	—	—	—
Class Y	7,160	4,654	523	3,143	475
Reserve Class	—	—	—	165	—
Institutional Investor Class	848	148	3	386	42
Total expenses	35,964	25,095	2,055	17,981	2,526
Less: Fee waivers (note 3)	(27,618)	(15,586)	(1,862)	(14,991)	(2,332)
Total net expenses	8,346	9,509	193	2,990	194
Investment income – net	540	919	—	—	—
Net realized gain (loss) on investments	—	20	—	156	(1)
Net increase (decrease) in net assets resulting from operations	$540	$939	$—	$156	$(1)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	19

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Government			Prime
	Obligations Fund		Obligations Fund
	Six-Month Period		Six-Month Period
	Ended 2/28/2015	Year Ended	Ended 2/28/2015	Year Ended
	(unaudited)	8/31/2014	(unaudited)	8/31/2014
OPERATIONS:
Investment income – net	$540	$1,014	$919	$1,681
Net realized gain (loss) on investments	—	26	20	8
Net increase (decrease) in net assets resulting from operations	540	1,040	939	1,689
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(8)	(15)	(111)	(202)
Class D	(82)	(170)	(71)	(147)
Class I	—	—	(53)	(100)
Class Y	(173)	(361)	(298)	(539)
Class Z	(226)	(369)	(362)	(650)
Institutional Investor Class	(51)	(99)	(24)	(43)
Reserve Class	—	—	—	—
Total distributions	(540)	(1,014)	(919)	(1,681)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	305,552	816,135	1,105,098	1,775,387
Reinvestment of distributions	2	4	93	161
Payments for redemptions	(312,537)	(803,593)	(967,192)	(1,785,021)
Increase (decrease) in net assets from Class A transactions	(6,983)	12,546	137,999	(9,473)
Class D:
Proceeds from sales	4,305,377	8,061,498	1,412,195	2,639,186
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(3,781,406)	(8,209,897)	(1,131,268)	(2,698,384)
Increase (decrease) in net assets from Class D transactions	523,971	(148,399)	280,927	(59,198)
Class I:
Proceeds from sales	—	—	1,773,908	3,440,796
Reinvestment of distributions	—	—	2	2
Payments for redemptions	—	—	(1,747,409)	(3,406,312)
Increase in net assets from Class I transactions	—	—	26,501	34,486
Class Y:
Proceeds from sales	10,143,909	23,306,773	14,817,144	24,424,733
Reinvestment of distributions	24	52	71	82
Payments for redemptions	(9,717,085)	(24,154,247)	(14,258,576)	(24,288,095)
Increase (decrease) in net assets from Class Y transactions	426,848	(847,422)	558,639	136,720
Class Z:
Proceeds from sales	24,796,757	58,074,386	17,360,311	27,660,393
Reinvestment of distributions	25	55	21	65
Payments for redemptions	(23,471,420)	(57,494,310)	(16,496,040)	(27,716,492)
Increase (decrease) in net assets from Class Z transactions	1,325,362	580,131	864,292	(56,034)
Institutional Investor Class:
Proceeds from sales	8,050,799	5,956,669	2,426,524	2,354,592
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(7,986,827)	(5,917,324)	(2,354,821)	(2,390,749)
Increase (decrease) in net assets from Institutional Investor Class transactions	63,972	39,345	71,703	(36,157)
Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—
Decrease in net assets from Reserve Class transactions	—	—	—	—
Increase (decrease) in net assets from capital share transactions	2,333,170	(363,799)	1,940,061	10,344
Total increase (decrease) in net assets	2,333,170	(363,773)	1,940,081	10,352
Net assets at beginning of the period	16,839,325	17,203,098	10,171,674	10,161,322
Net assets at end of the period	$19,172,495	$16,839,325	$12,111,755	$10,171,674
Undistributed (distributions in excess of) net investment income	$(23)	$(23)	$(9)	$(9)

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

	Tax Free		Treasury		U.S. Treasury
	Obligations Fund		Obligations Fund		Money Market Fund
Six-Month Period		Six-Month Period		Six-Month Period
Ended 2/28/2015	Year Ended	Ended 2/28/2015	Year Ended	Ended 2/28/2015	Year Ended
(unaudited)	8/31/2014	(unaudited)	8/31/2014	(unaudited)	8/31/2014

$—	$—	$—	$—	$—	$—
—	—	156	92	(1)	(4)
—	—	156	92	(1)	(4)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	(1)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	(1)

47,399	150,594	311,666	711,199	1,538,280	2,591,310
—	—	—	—	—	—
(92,958)	(106,239)	(341,348)	(757,298)	(1,529,094)	(2,575,839)
(45,559)	44,355	(29,682)	(46,099)	9,186	15,471

170,952	148,688	1,442,356	3,918,771	244,608	583,117
—	—	—	—	—	—
(133,283)	(151,226)	(1,581,607)	(4,256,254)	(281,072)	(527,612)
37,669	(2,538)	(139,251)	(337,483)	(36,464)	55,505

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

399,541	848,457	4,373,827	7,982,668	632,321	2,767,434
—	—	—	—	—	—
(383,904)	(849,984)	(4,299,631)	(8,274,643)	(574,899)	(2,719,649)
15,637	(1,527)	74,196	(291,975)	57,422	47,785

270,764	635,941	9,935,294	13,343,789	656,902	1,511,859
—	—	—	—	—	—
(261,372)	(592,760)	(8,691,698)	(13,591,170)	(670,908)	(1,410,564)
9,392	43,181	1,243,596	(247,381)	(14,006)	101,295

71,856	212,583	1,522,230	2,763,094	88,803	189,699
—	—	—	—	—	—
(73,988)	(212,980)	(1,396,383)	(2,788,076)	(95,709)	(137,431)
(2,132)	(397)	125,847	(24,982)	(6,906)	52,268

—	—	176,678	336,990	—	—
—	—	—	—	—	—
—	—	(182,304)	(351,442)	—	—
—	—	(5,626)	(14,452)	—	—
15,007	83,074	1,269,080	(962,372)	9,232	272,324
15,007	83,074	1,269,236	(962,280)	9,231	272,319
702,110	619,036	7,413,598	8,375,878	974,910	702,591
$717,117	$702,110	$8,682,834	$7,413,598	$984,141	$974,910
$—	$—	$—	$—	$—	$—

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	21

Financial Highlights	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income		Net Asset Value End of Period	Total Return3	Net Assets End of Period (000)
Government Obligations Fund
Class A
20151	$1.00	$0.000	2	$(0.000	)2	$1.00	0.00%	$251,346
2014	1.00	0.000	2	(0.000	)2	1.00	0.01	258,329
2013	1.00	0.000	2	(0.000	)2	1.00	0.02	245,783
2012	1.00	0.000	2	(0.000	)2	1.00	0.01	247,540
2011	1.00	—		—		1.00	0.00	217,973
2010	1.00	—		—		1.00	0.00	295,439
Class D
20151	$1.00	$0.000	2	$(0.000	)2	$1.00	0.00%	$3,197,168
2014	1.00	0.000	2	(0.000	)2	1.00	0.01	2,673,198
2013	1.00	0.000	2	(0.000	)2	1.00	0.02	2,821,593
2012	1.00	0.000	2	(0.000	)2	1.00	0.01	2,703,874
2011	1.00	—		—		1.00	0.00	2,176,148
2010	1.00	—		—		1.00	0.00	2,525,955
Class Y
20151	$1.00	$0.000	2	$(0.000	)2	$1.00	0.00%	$6,000,572
2014	1.00	0.000	2	(0.000	)2	1.00	0.01	5,573,724
2013	1.00	0.000	2	(0.000	)2	1.00	0.02	6,421,137
2012	1.00	0.000	2	(0.000	)2	1.00	0.01	4,731,744
2011	1.00	—		—		1.00	0.00	3,843,620
2010	1.00	—		—		1.00	0.00	5,141,352
Class Z
20151	$1.00	$0.000	2	$(0.000	)2	$1.00	0.00%	$8,003,469
2014	1.00	0.000	2	(0.000	)2	1.00	0.01	6,678,107
2013	1.00	0.000	2	(0.000	)2	1.00	0.02	6,097,966
2012	1.00	0.000	2	(0.000	)2	1.00	0.01	7,601,448
2011	1.00	0.000	2	(0.000	)2	1.00	0.01	5,699,924
2010	1.00	0.000	2	(0.000	)2	1.00	0.04	4,292,577
Institutional Investor Class
20151	$1.00	$0.000	2	$(0.000	)2	$1.00	0.00%	$1,719,940
2014	1.00	0.000	2	(0.000	)2	1.00	0.01	1,655,967
2013	1.00	0.000	2	(0.000	)2	1.00	0.02	1,616,619
2012	1.00	0.000	2	(0.000	)2	1.00	0.01	1,180,183
2011	1.00	—		—		1.00	0.00	1,217,032
2010	1.00	—		—		1.00	0.00	1,082,835

1	For the six-month period ended February 28, 2015 (unaudited). All ratios for the period have been annualized, except total return.
2	Rounds to zero.
3	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.09%	0.01%	0.79%	(0.69)%
0.09	0.01	0.80	(0.70)
0.14	0.02	0.80	(0.64)
0.15	0.01	0.79	(0.63)
0.20	0.00	0.79	(0.59)
0.27	0.00	0.78	(0.51)

0.09%	0.01%	0.64%	(0.54)%
0.09	0.01	0.65	(0.55)
0.14	0.02	0.65	(0.49)
0.16	0.01	0.65	(0.48)
0.20	0.00	0.64	(0.44)
0.27	0.00	0.63	(0.36)

0.09%	0.01%	0.49%	(0.39)%
0.09	0.01	0.50	(0.40)
0.14	0.02	0.50	(0.34)
0.16	0.01	0.50	(0.33)
0.20	0.00	0.49	(0.29)
0.27	0.00	0.48	(0.21)

0.09%	0.01%	0.24%	(0.14)%
0.09	0.01	0.25	(0.15)
0.14	0.02	0.24	(0.08)
0.16	0.01	0.25	(0.08)
0.19	0.01	0.25	(0.05)
0.23	0.05	0.23	0.05

0.09%	0.01%	0.34%	(0.24)%
0.09	0.01	0.35	(0.25)
0.14	0.02	0.34	(0.18)
0.15	0.01	0.34	(0.18)
0.20	0.00	0.34	(0.14)
0.27	0.01	0.33	(0.05)

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	23

Financial Highlights	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income		Net Asset Value End of Period	Total Return3	Net Assets End of Period (000)
Prime Obligations Fund
Class A
20151	$1.00	$0.000	2	$(0.000	)2	$1.00	0.01%	$1,414,362
2014	1.00	0.000	2	(0.000	)2	1.00	0.02	1,276,361
2013	1.00	0.000	2	(0.000	)2	1.00	0.00	1,285,833
2012	1.00	—		—		1.00	0.00	1,088,649
2011	1.00	—		—		1.00	0.00	1,149,814
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	1,324,087
Class D
20151	$1.00	$0.000	2	$(0.000	)2	$1.00	0.01%	$994,432
2014	1.00	0.000	2	(0.000	)2	1.00	0.02	713,504
2013	1.00	0.000	2	(0.000	)2	1.00	0.00	772,701
2012	1.00	—		—		1.00	0.00	862,131
2011	1.00	—		—		1.00	0.00	1,085,626
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	1,513,140
Class I
20151	$1.00	$0.000	2	$(0.000	)2	$1.00	0.01%	$644,519
2014	1.00	0.000	2	(0.000	)2	1.00	0.02	618,017
2013	1.00	0.000	2	(0.000	)2	1.00	0.00	583,529
2012	1.00	—		—		1.00	0.00	1,124,114
2011	1.00	—		—		1.00	0.00	1,251,541
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	1,633,364
Class Y
20151	$1.00	$0.000	2	$(0.000	)2	$1.00	0.01%	$4,007,681
2014	1.00	0.000	2	(0.000	)2	1.00	0.02	3,449,035
2013	1.00	0.000	2	(0.000	)2	1.00	0.00	3,312,313
2012	1.00	—		—		1.00	0.00	3,130,035
2011	1.00	—		—		1.00	0.00	3,374,744
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	3,741,060
Class Z
20151	$1.00	$0.000	2	$(0.000	)2	$1.00	0.01%	$4,759,452
2014	1.00	0.000	2	(0.000	)2	1.00	0.02	3,895,152
2013	1.00	0.000	2	(0.000	)2	1.00	0.03	3,951,184
2012	1.00	0.001		(0.001)		1.00	0.06	4,776,543
2011	1.00	0.000	2	(0.000	)2	1.00	0.07	5,649,257
2010	1.00	0.001		(0.001)		1.00	0.10	9,608,076
Institutional Investor Class
20151	$1.00	$0.000	2	$(0.000	)2	$1.00	0.01%	$291,309
2014	1.00	0.000	2	(0.000	)2	1.00	0.02	219,605
2013	1.00	0.000	2	(0.000	)2	1.00	0.00	255,762
2012	1.00	—		—		1.00	0.00	252,285
2011	1.00	0.000	2	(0.000	)2	1.00	0.00	423,613
2010	1.00	0.000	2	(0.000	)2	1.00	0.02	925,862

1	For the six-month period ended February 28, 2015 (unaudited). All ratios for the period have been annualized, except total return.
2	Rounds to zero.
3	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.17%	0.02%	0.80%	(0.61)%
0.17	0.02	0.80	(0.61)
0.23	0.00	0.80	(0.57)
0.26	0.00	0.80	(0.54)
0.30	0.00	0.79	(0.49)
0.33	0.00	0.78	(0.45)

0.17%	0.02%	0.65%	(0.46)%
0.17	0.02	0.65	(0.46)
0.23	0.00	0.65	(0.42)
0.26	0.00	0.65	(0.39)
0.30	0.00	0.64	(0.34)
0.34	0.00	0.64	(0.30)

0.17%	0.02%	0.45%	(0.26)%
0.17	0.02	0.45	(0.26)
0.23	0.00	0.45	(0.22)
0.26	0.00	0.45	(0.19)
0.30	0.00	0.44	(0.14)
0.34	0.00	0.43	(0.09)

0.17%	0.02%	0.50%	(0.31)%
0.17	0.02	0.50	(0.31)
0.23	0.00	0.50	(0.27)
0.26	0.00	0.50	(0.24)
0.30	0.00	0.49	(0.19)
0.34	0.00	0.48	(0.14)

0.17%	0.02%	0.25%	(0.06)%
0.17	0.02	0.25	(0.06)
0.20	0.03	0.25	(0.02)
0.20	0.06	0.25	0.01
0.23	0.07	0.24	0.06
0.23	0.10	0.23	0.10

0.17%	0.02%	0.35%	(0.16)%
0.17	0.02	0.35	(0.16)
0.23	0.00	0.35	(0.12)
0.26	0.00	0.35	(0.09)
0.31	0.00	0.35	(0.04)
0.31	0.03	0.33	0.01

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	25

Financial Highlights	For a share out standing through out the period sended August 31, unless other wise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income		Net Asset Value End of Period	Total Return3	Net Assets End of Period (000)
Tax Free Obligations Fund
Class A
20151	$1.00	$—		$—		$1.00	0.00%	$57,366
2014	1.00	—		—		1.00	0.00	102,926
2013	1.00	—		—		1.00	0.00	58,571
2012	1.00	0.000	2	(0.000	)2	1.00	0.00	89,213
2011	1.00	—		—		1.00	0.00	71,532
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	74,301
Class D
20151	$1.00	$—		$—		$1.00	0.00%	$94,129
2014	1.00	—		—		1.00	0.00	56,460
2013	1.00	—		—		1.00	0.00	58,998
2012	1.00	0.000	2	(0.000	)2	1.00	0.00	48,324
2011	1.00	—		—		1.00	0.00	33,470
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	28,380
Class Y
20151	$1.00	$—		$—		$1.00	0.00%	$419,397
2014	1.00	—		—		1.00	0.00	403,760
2013	1.00	—		—		1.00	0.00	405,287
2012	1.00	0.000	2	(0.000	)2	1.00	0.00	386,307
2011	1.00	—		—		1.00	0.00	501,167
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	573,858
Class Z
20151	$1.00	$—		$—		$1.00	0.00%	$142,767
2014	1.00	—		—		1.00	0.00	133,374
2013	1.00	0.000	2	(0.000	)2	1.00	0.00	90,194
2012	1.00	0.000	2	(0.000	)2	1.00	0.00	64,071
2011	1.00	0.000	2	(0.000	)2	1.00	0.01	104,254
2010	1.00	0.000	2	(0.000	)2	1.00	0.03	348,256
Institutional Investor Class
20151	$1.00	$—		$—		$1.00	0.00%	$3,458
2014	1.00	—		—		1.00	0.00	5,590
2013	1.00	—		—		1.00	0.00	5,986
2012	1.00	0.000	2	(0.000	)2	1.00	0.00	25,419
2011	1.00	—		—		1.00	0.00	19,030
2010	1.00	0.000	2	(0.000	)2	1.00	0.01	12,445

1          For the six-month period ended February 28, 2015 (unaudited). All ratios for the period have been annualized, except total return.
2          Rounds to zero.
3          Total return would have been lower had certain expenses not been waived.

The accompanying notes are anintegral part of the financial statements.

26	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.05%	0.00%	0.85%	(0.80)%
0.08	0.00	0.84	(0.76)
0.15	0.00	0.85	(0.70)
0.15	0.00	0.86	(0.71)
0.24	0.00	0.84	(0.60)
0.26	0.00	0.81	(0.55)

0.05%	0.00%	0.71%	(0.66)%
0.09	0.00	0.70	(0.61)
0.15	0.00	0.70	(0.55)
0.15	0.00	0.71	(0.56)
0.24	0.00	0.69	(0.45)
0.26	0.00	0.66	(0.40)

0.05%	0.00%	0.55%	(0.50)%
0.08	0.00	0.54	(0.46)
0.14	0.00	0.55	(0.41)
0.14	0.00	0.55	(0.41)
0.24	0.00	0.53	(0.29)
0.26	0.00	0.51	(0.25)

0.05%	0.00%	0.30%	(0.25)%
0.08	0.00	0.29	(0.21)
0.14	0.00	0.30	(0.16)
0.14	0.00	0.31	(0.17)
0.24	0.01	0.28	(0.03)
0.24	0.03	0.26	0.01

0.05%	0.00%	0.40%	(0.35)%
0.08	0.00	0.39	(0.31)
0.14	0.00	0.39	(0.25)
0.14	0.00	0.40	(0.26)
0.23	0.00	0.39	(0.16)
0.25	0.00	0.35	(0.10)

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	27

Financial Highlights	For a share out standing through out the period sended August 31, unless other wise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income		Net Asset Value End of Period	Total Return3	Net Assets End of Period (000)
Treasury Obligations Fund
Class A
20151	$1.00	$—		$—		$1.00	0.00%	$325,957
2014	1.00	—		—		1.00	0.00	355,633
2013	1.00	—		—		1.00	0.00	401,727
2012	1.00	—		—		1.00	0.00	470,684
2011	1.00	—		—		1.00	0.00	569,907
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	868,658
Class D
20151	$1.00	$—		$—		$1.00	0.00%	$1,418,348
2014	1.00	—		—		1.00	0.00	1,557,573
2013	1.00	—		—		1.00	0.00	1,895,037
2012	1.00	—		—		1.00	0.00	2,110,985
2011	1.00	—		—		1.00	0.00	2,434,904
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	2,708,770
Class Y
20151	$1.00	$—		$—		$1.00	0.00%	$2,519,143
2014	1.00	—		—		1.00	0.00	2,444,902
2013	1.00	—		—		1.00	0.00	2,736,848
2012	1.00	—		—		1.00	0.00	3,671,911
2011	1.00	—		—		1.00	0.00	4,458,012
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	3,297,924
Class Z
20151	$1.00	$—		$—		$1.00	0.00%	$3,582,666
2014	1.00	—		—		1.00	0.00	2,339,006
2013	1.00	0.000	2	(0.000	)2	1.00	0.00	2,586,359
2012	1.00	—		—		1.00	0.00	4,183,433
2011	1.00	0.000	2	(0.000	)2	1.00	0.00	1,876,278
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	1,398,900
Institutional Investor Class
20151	$1.00	$—		$—		$1.00	0.00%	$711,382
2014	1.00	—		—		1.00	0.00	585,522
2013	1.00	—		—		1.00	0.00	610,495
2012	1.00	—		—		1.00	0.00	612,335
2011	1.00	—		—		1.00	0.00	574,347
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	480,749
Reserve Class
20151	$1.00	$—		$—		$1.00	0.00%	$125,338
2014	1.00	—		—		1.00	0.00	130,962
2013	1.00	—		—		1.00	0.00	145,412
2012	1.00	—		—		1.00	0.00	178,247
2011	1.00	—		—		1.00	0.00	359,434
2010	1.00	0.000	2	(0.000	)2	1.00	0.00	416,352

1          For the six-month period ended February 28, 2015 (unaudited). All ratios for the period have been annualized, except total return.
2          Rounds to zero.
3          Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.07%	0.00%	0.80%	(0.73)%
0.08	0.00	0.80	(0.72)
0.13	0.00	0.79	(0.66)
0.11	0.00	0.79	(0.68)
0.17	0.00	0.79	(0.62)
0.20	0.00	0.78	(0.58)

0.07%	0.00%	0.65%	(0.58)%
0.08	0.00	0.65	(0.57)
0.13	0.00	0.64	(0.51)
0.12	0.00	0.65	(0.53)
0.17	0.00	0.65	(0.48)
0.20	0.00	0.63	(0.43)

0.07%	0.00%	0.49%	(0.42)%
0.08	0.00	0.50	(0.42)
0.14	0.00	0.50	(0.36)
0.12	0.00	0.50	(0.38)
0.16	0.00	0.49	(0.33)
0.20	0.00	0.48	(0.28)

0.07%	0.00%	0.24%	(0.17)%
0.08	0.00	0.25	(0.17)
0.14	0.00	0.25	(0.11)
0.12	0.00	0.24	(0.12)
0.16	0.00	0.24	(0.08)
0.20	0.00	0.23	(0.03)

0.07%	0.00%	0.34%	(0.27)%
0.08	0.00	0.35	(0.27)
0.13	0.00	0.35	(0.22)
0.12	0.00	0.35	(0.23)
0.16	0.00	0.34	(0.18)
0.20	0.00	0.33	(0.13)

0.07%	0.00%	1.00%	(0.93)%
0.08	0.00	1.00	(0.92)
0.13	0.00	0.99	(0.86)
0.11	0.00	1.00	(0.89)
0.17	0.00	0.99	(0.82)
0.20	0.00	0.98	(0.78)

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	29

Financial Highlights	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income		Net Asset Value End of Period	Total Return3	Net Assets End of Period (000)

U.S. Treasury Money Market Fund
Class A
20151	$1.00	$—		$—		$1.00	0.00%	$55,775
2014	1.00	0.000	2	(0.000	)2	1.00	0.00	46,589
2013	1.00	0.000	2	(0.000	)2	1.00	0.00	31,118
2012	1.00	—		—		1.00	0.00	17,741
2011	1.00	—		—		1.00	0.00	21,468
2010	1.00	—		—		1.00	0.00	51,490

Class D
20151	$1.00	$—		$—		$1.00	0.00%	$200,159
2014	1.00	0.000	2	(0.000	)2	1.00	0.00	236,624
2013	1.00	0.000	2	(0.000	)2	1.00	0.00	181,120
2012	1.00	—		—		1.00	0.00	196,910
2011	1.00	—		—		1.00	0.00	91,763
2010	1.00	—		—		1.00	0.00	115,634

Class Y
20151	$1.00	$—		$—		$1.00	0.00%	$395,330
2014	1.00	0.000	2	(0.000	)2	1.00	0.00	337,908
2013	1.00	0.000	2	(0.000	)2	1.00	0.00	290,125
2012	1.00	—		—		1.00	0.00	291,805
2011	1.00	—		—		1.00	0.00	335,769
2010	1.00	—		—		1.00	0.00	315,695

Class Z
20151	$1.00	$—		$—		$1.00	0.00%	$250,523
2014	1.00	0.000	2	(0.000	)2	1.00	0.00	264,529
2013	1.00	0.000	2	(0.000	)2	1.00	0.00	163,235
2012	1.00	—		—		1.00	0.00	60,196
2011	1.00	—		—		1.00	0.00	77,775
2010	1.00	—		—		1.00	0.00	97,034

Institutional Investor Class
20151	$1.00	$—		$—		$1.00	0.00%	$82,354
2014	1.00	0.000	2	(0.000	)2	1.00	0.00	89,260
2013	1.00	0.000	2	(0.000	)2	1.00	0.00	36,993
2012	1.00	—		—		1.00	0.00	18,603
2011	1.00	—		—		1.00	0.00	16,227
2010	1.00	—		—		1.00	0.00	37,196

1	For the six-month period ended February 28, 2015 (unaudited). All ratios for the period have been annualized, except total return.
2	Rounds to zero.
3	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.
30	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.04%	0.00%	0.84%	(0.80)%
0.05	0.00	0.84	(0.79)
0.07	0.00	0.84	(0.77)
0.05	0.00	0.86	(0.81)
0.12	0.00	0.85	(0.73)
0.12	0.00	0.82	(0.70)

0.04%	0.00%	0.69%	(0.65)%
0.05	0.00	0.69	(0.64)
0.08	0.00	0.70	(0.62)
0.06	0.00	0.71	(0.65)
0.11	0.00	0.70	(0.59)
0.13	0.00	0.68	(0.55)

0.04%	0.00%	0.54%	(0.50)%
0.05	0.00	0.54	(0.49)
0.08	0.00	0.55	(0.47)
0.05	0.00	0.56	(0.51)
0.10	0.00	0.55	(0.45)
0.12	0.00	0.52	(0.40)

0.04%	0.00%	0.29%	(0.25)%
0.05	0.00	0.29	(0.24)
0.07	0.00	0.29	(0.22)
0.05	0.00	0.31	(0.26)
0.10	0.00	0.31	(0.21)
0.14	0.00	0.27	(0.13)

0.04%	0.00%	0.39%	(0.35)%
0.05	0.00	0.38	(0.33)
0.07	0.00	0.39	(0.32)
0.05	0.00	0.40	(0.35)
0.12	0.00	0.40	(0.28)
0.12	0.00	0.37	(0.25)
FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	31

Notes to Financial Statements	(unaudited as to February 28, 2015), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Class A shares are not subject to sales charges. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class I shares are offered by Prime Obligations Fund only. Reserve Class shares are offered by Treasury Obligations Fund only.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

security valuations– Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the six-month period ended February 28, 2015, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

32	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

As of February 28, 2015, each fund’s investments were classified as follows:
				Total
Fund	Level 1	Level 2	Level 3	Fair Value
Government Obligations Fund
Government Agency Debt	$—	$10,182,660	$—	$10,182,660
Treasury Repurchase Agreements	—	6,752,291	—	6,752,291
Government Agency Repurchase Agreements	—	2,500,000	—	2,500,000
Total Investments	$—	$19,434,951	$—	$19,434,951
Prime Obligations Fund
Certificates of Deposit	$—	$4,183,008	$—	$4,183,008
Other Notes	—	1,715,591	—	1,715,591
Asset Backed Commercial Paper	—	1,560,537	—	1,560,537
Financial Backed Commercial Paper	—	1,524,352	—	1,524,352
Treasury Repurchase Agreements	—	726,734	—	726,734
Other Repurchase Agreements	—	710,000	—	710,000
Government Agency Repurchase Agreements	—	500,000	—	500,000
Other Commercial Paper	—	378,278	—	378,278
Government Agency Debt	—	239,997	—	239,997
Treasury Debt	—	205,396	—	205,396
Variable Rate Demand Notes	—	15,385	—	15,385
Investment Companies	355,972	—	—	355,972
Total Investments	$355,972	$11,759,278	$—	$12,115,250
Tax Free Obligations Fund
Municipal Debt	$—	$715,821	$—	$715,821
Total Investments	$—	$715,821	$—	$715,821
Treasury Obligations Fund
Treasury Repurchase Agreements	$—	$5,810,975	$—	$5,810,975
Treasury Debt	—	2,791,168	—	2,791,168
Total Investments	$—	$8,602,143	$—	$8,602,143
U.S. Treasury Money Market Fund
Treasury Debt	$—	$784,903	$—	$784,903
Total Investments	$—	$784,903	$—	$784,903

Refer to the Schedule of Investments for further security classification.

During the six-month period ended February 28, 2015, there were no transfers between fair value levels or Level 3 securities.

illiquid or restricted securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.
At February 28, 2015, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. As of February 28, 2015, Prime Obligations Fund has investments in illiquid securities with a total value of $345,000 or 2.8% of total net assets.

security transactions and investment income – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

distributions to shareholders – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

federal taxes – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	33

Notes to Financial Statements	(unaudited as to February 28, 2015), all dollars and shares are rounded to thousands (000)

As of August 31, 2014, the funds’ most recent completed fiscal year end, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund. The distributions paid during the six-month period ended February 28, 2015 (estimated) and fiscal year ended August 31, 2014 (adjusted by dividends payable as of February 28, 2015 and August 31, 2014) were as follows:

	February 28, 2015

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total
Government Obligations Fund	$542	$—	$—	$542
Prime Obligations Fund	908	—	—	$908

	August 31, 2014

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total
Government Obligations Fund	$1,139	$—	$—	$1,139
Prime Obligations Fund	1,551	—	—	1,551
U.S. Treasury Money Market Fund	1	—	—	1

As of August 31, 2014, the funds’ most recent completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

				Accumulated		Total
	Undistributed	Undistributed	Undistributed	Capital and		Accumulated
	Ordinary	Tax Exempt	Long-Term	Post-October	Unrealized	Earnings
Fund	Income	Income	Capital Gains	Losses	Appreciation	(Deficit)
Government Obligations Fund	$65	$—	$—	$(200)	$—	$(135)
Prime Obligations Fund	130	—	—	(30)	—	100
Tax Free Obligations Fund	—	—	—	—	—	—
Treasury Obligations Fund	—	—	—	(301)	—	(301)
U.S. Treasury Money Market Fund	—	—	—	(5)	—	(5)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2014.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2014, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2015	2016	2017	2018	2019	2020	Indefinite	Total
Government Obligations Fund	$—	$—	$—	$—	$(200)	$—	$—	$(200)
Prime Obligations Fund	—	—	(30)	—	—	—	—	(30)
Treasury Obligations Fund	—	—	—	(301)	—	—	—	(301)

34	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

During the fiscal year ended August 31, 2014, Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund utilized $26, $8, and $92, respectively, of capital loss carryforwards.

U.S. Treasury Money Market Fund incurred a loss of $5 for tax purposes, for the period from November 1, 2013 to August 31, 2014. As permitted by tax regulations, the fund intends to elect to defer and treat this loss as arising in the fiscal year ending August 31, 2015.

repurchase agreements – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the funds may enter into repurchase agreements (and other short-term investments) on a joint basis.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statements of Assets and Liabilities.

				Gross Amounts not Offset
				in the Statements of
				Assets and Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statements	the Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Assets:	Assets	and Liabilities	and Liabilities	Instruments	(Received)	Amount1
Repurchase Agreements
Government Obligations Fund	$9,252,291	$—	$9,252,251	$—	$(9,252,251)	$—
Prime Obligations Fund	1,936,734	—	1,936,734	—	(1,936,734)	—
Treasury Obligations Fund	5,810,975	—	5,810,975	—	(5,810,975)	—
	$17,000,000	$—	$17,000,000	$—	$(17,000,000)	$—

1	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

securities lending– In order to generate additional income, each of the funds other than U.S. Treasury Money Market Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund do so as a principal investment strategy.

Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of February 28, 2015, the funds had no securities on loan.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to U.S. Bancorp Asset Management, Inc. (“USBAM”) for certain securities lending services provided by USBAM. For the six-month period ended February 28, 2015, no fees were paid to U.S. Bank for serving as the securities lending agent.

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	35

Notes to Financial Statements	(unaudited as to February 28,2015), all dollars and shares are rounded to thousands (000)

expenses– Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

interfund lending program– Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2015.

deferred compensation plan – Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the “Plan”). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

use of estimates in the preparation of financial statements – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

events subsequent to period end – Management has evaluated fund-related events and transactions that occurred subsequent to February 28, 2015 through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

investment advisory fees – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the advisor voluntarily agreed to waive or reimburse certain fees and expenses and the board of directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a zero or positive yield for each share class of each fund. Effective February 1, 2011 for Government Obligations Fund Class Z shares and June 1, 2011 for Class Z shares of Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These contractual waivers and reimbursements will remain in effect through October 31, 2015, and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM waived or reimbursed investment advisory fees of $1,516, $361, $1,713, and $498 for Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2015.

administration fees – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

36	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed administration fees of $11,954, $4,894, $505, $5,596, and $677 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2015.

transfer agent fees – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

custodian fees – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended February 28, 2015, custodian fees were neither increased as a result of overdrafts nor decreased as a result of interest earned.

distribution and shareholder servicing (12b - 1) fees - Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, 12b-1 distri-

bution and shareholder servicing fees were reimbursed or suspended in the amounts of $2,388, $2,390, $178, $1,810, and $226 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2015.

Under the distribution agreement, no amounts were retained by affiliates of USBAM for the six-month period ended February 28, 2015.

shareholder servicing (non - 12b - 1) fees – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed shareholder servicing fees of $11,760, $8,302, $750, $5,872, and $855 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2015.

Under this shareholder servicing plan and agreement, no amounts were paid to USBAM for the six-month period ended February 28, 2015.

expense reimbursement – In addition to fee waivers, USBAM voluntarily reimbursed expenses of $68 and $76 for Tax Free Obligations Fund and U.S. Treasury Money Market Fund, respectively, in order to maintain minimum yields for each share class.

other expenses – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	37

Notes to Financial Statements	(unaudited as to February 28, 2015), all dollars and shares are rounded to thousands (000)

4 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in municipal securities. At February 28, 2015, the percentage of portfolio investments by each category was as follows:

Tax Free
Obligations Fund
Weekly Variable Rate Demand Notes	65.9%
Other Municipal Notes & Bonds	14.2
Daily Variable Rate Notes & Bonds	13.5
Commercial Paper & Put Bonds	6.4
100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At February 28, 2015, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free
Obligations Fund
Revenue Bonds	91.8%
General Obligations	8.2
100.0%

5 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6 >	Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures will have on the funds’ financial statement disclosures.

7 >	Recent Regulatory Changes

On July 23, 2014, the SEC voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to use the amortized cost method of valuation and penny rounding in an effort to maintain a stable share price. On March 30, 2015, the Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund announced that they currently have no intention to rely on the ability to impose redemption gates and liquidity fees, which beginning October 14, 2016 will be elective provisions for government money market funds under the SEC’s money market fund reforms. The funds’ management will continue to evaluate the impact of the regulatory changes on the funds.

38	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Notice to Shareholders	February 28, 2015 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT	39

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information
We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:
●      Know who you are and prevent unauthorized access to your information.
●      Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:
●      Information about your identity, such as your name, address, and social security number.
●      Information about your transactions with us.
●      Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds
●      First American Funds, Inc.
●      Mount Vernon Securities Lending Prime Portfolio
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

40	FIRST AMERICAN FUNDS 2015 SEMIANNUAL REPORT

Board of Directors	First American Funds, Inc.

Leonard Kedrowski
Chairperson of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Roger Gibson
Director of First American Funds, Inc.
Director of Charterhouse Group, Inc.

Richard Riederer
Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade
Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330 Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset Management, Inc.	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
800 Nicollet Mall	1555 RiverCenter Drive Suite 302	Ernst & Young LLP
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53212	220 South Sixth Street Suite 1400
Minneapolis, Minnesota 55402
ADMINISTRATOR	DISTRIBUTOR
U.S. Bancorp Asset Management, Inc.	Quasar Distributors, LLC	COUNSEL
800 Nicollet Mall	615 East Michigan Street	K&L Gates LLP
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53202	70 West Madison Street
Chicago, Illinois 60602
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0040-15      4/2015      SAR MONEY

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3) Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: April 20, 2015

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 20, 2015